Share-based payments - Summary of Number and Weighted-average Exercise Prices of Share Options (Detail) - shares	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Beginning balance	16,624,911		31,557,498
Stock option programs, Granted	8,203,937		6,856,907
Addition of shares	5,377	[1]	605,005
Exercised / Canceled	(5,209,929)		(22,394,499)
Stock option programs, Ending balance	19,624,296		16,624,911

[1]	Total accrued shares correspond to the proportional number of dividends, interest on equity and reduction of equity eventually paid or credited by the company to its shareholders between the date of the grant and the end of said vesting exercise.